Schedule of Investments (unaudited) July 31, 2020	iShares® iBonds® 2021 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 3.2%
Boeing Co. (The), 2.30%, 08/01/21	$150	$151,136
Bombardier Inc., 8.75%, 12/01/21(a)	360	359,978
Northrop Grumman Corp., 3.50%, 03/15/21	25	25,463

		536,577

Agriculture — 0.3%
Altria Group Inc., 4.75%, 05/05/21	50	51,669

Airlines — 1.7%
Air Canada, 7.75%, 04/15/21(a)	100	100,863
Delta Air Lines Inc., 3.40%, 04/19/21	185	184,423

		285,286

Auto Manufacturers — 3.6%
Ford Motor Credit Co. LLC
3.81%, 10/12/21	100	101,129
5.88%, 08/02/21	200	204,634
General Motors Financial Co. Inc.
3.20%, 07/06/21 (Call 06/06/21)	175	177,840
4.20%, 11/06/21	75	77,487
4.38%, 09/25/21	50	51,678

		612,768

Banks — 7.1%
Barclays PLC, 3.20%, 08/10/21	200	205,234
CIT Group Inc., 4.13%, 03/09/21 (Call 02/09/21)	250	251,922
Deutsche Bank AG, 3.38%, 05/12/21	25	25,404
Deutsche Bank AG/New York NY
3.15%, 01/22/21	100	100,901
4.25%, 10/14/21	200	206,084
Huntington Bancshares Inc./OH, 3.15%, 03/14/21 (Call 02/14/21)	50	50,723
KeyCorp, 5.10%, 03/24/21	50	51,495
Santander Holdings USA Inc., 4.45%, 12/03/21 (Call 11/03/21)	100	104,084
Santander UK Group Holdings PLC, 2.88%, 08/05/21	200	204,780

		1,200,627

Beverages — 0.6%
Keurig Dr Pepper Inc., 3.55%, 05/25/21	75	76,882
Molson Coors Beverage Co., 2.10%, 07/15/21 (Call 06/15/21)	25	25,304

		102,186

Biotechnology — 0.3%
Amgen Inc., 3.88%, 11/15/21 (Call 08/15/21)	41	42,915

Commercial Services — 3.7%
ADT Security Corp. (The), 6.25%, 10/15/21	350	367,546
Nielsen Co Luxembourg SARL (The), 5.50%, 10/01/21 (Call 08/31/20)(a)	202	202,531
Verisk Analytics Inc., 5.80%, 05/01/21	50	51,877

		621,954

Computers — 3.6%
Dell Inc., 4.63%, 04/01/21	75	76,357
Dell International LLC/EMC Corp.
4.42%, 06/15/21 (Call 05/15/21)(a)	144	147,961
5.88%, 06/15/21 (Call 08/17/20)(a)	249	249,610
Hewlett Packard Enterprise Co., 3.50%, 10/05/21 (Call 09/05/21)	25	25,772
Vericast Corp., 9.25%, 03/01/21 (Call 08/31/20)(a)	94	94,461
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct, 12.50%, 05/01/24 (Call 12/20/20)(a)	16	16,126

		610,287

Security	Par (000)	Value

Diversified Financial Services — 8.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.50%, 05/15/21	$150	$152,658
Air Lease Corp., 3.38%, 06/01/21	50	50,435
Ally Financial Inc., 4.25%, 04/15/21	75	76,370
Avation Capital SA, 6.50%, 05/15/21 (Call 08/31/20)(a)	100	72,811
Capital One Financial Corp.
3.45%, 04/30/21 (Call 03/30/21)	100	101,983
4.75%, 07/15/21	100	104,103
Jefferies Group LLC, 6.88%, 04/15/21	50	51,969
Navient Corp.
5.88%, 03/25/21	130	131,962
6.63%, 07/26/21	240	246,286
OneMain Finance Corp., 7.75%, 10/01/21	350	369,974
Synchrony Financial, 3.75%, 08/15/21 (Call 06/15/21)	50	50,918
Voyager Aviation Holdings LLC/Voyager Finance Co., 8.50%, 08/15/21 (Call 11/15/20)(a)	115	83,429

		1,492,898

Electric — 2.4%
CenterPoint Energy Inc., 3.60%, 11/01/21	25	25,986
Dominion Energy Inc., 4.10%, 04/01/21(b)	100	102,175
Duke Energy Corp., 1.80%, 09/01/21 (Call 08/01/21)	50	50,716
NextEra Energy Capital Holdings Inc., 2.40%, 09/01/21	100	102,214
PSEG Power LLC, 3.00%, 06/15/21 (Call 05/15/21)	50	51,044
Southern Co. (The), 2.35%, 07/01/21 (Call 06/01/21)	25	25,407
Southern Power Co., Series E, 2.50%, 12/15/21 (Call 11/15/21)	50	51,310

		408,852

Electrical Components & Equipment — 1.0%
WESCO Distribution Inc., 5.38%, 12/15/21 (Call 08/31/20)	175	176,451

Electronics — 0.5%
Fortive Corp., 2.35%, 06/15/21 (Call 05/15/21)	50	50,716
Roper Technologies Inc., 2.80%, 12/15/21 (Call 11/15/21)	25	25,726

		76,442

Environmental Control — 0.6%
Republic Services Inc., 5.25%, 11/15/21	25	26,525
Tervita Corp., 7.63%, 12/01/21 (Call 12/01/20)(a)	100	79,486

		106,011

Food — 1.4%
Conagra Brands Inc., 3.80%, 10/22/21	50	52,004
General Mills Inc., 3.15%, 12/15/21 (Call 09/15/21)	50	51,494
JM Smucker Co. (The), 3.50%, 10/15/21	25	25,917
Kroger Co. (The), 3.30%, 01/15/21 (Call 12/15/20)	50	50,536
Sysco Corp., 2.50%, 07/15/21 (Call 06/15/21)	50	50,884

		230,835

Gas — 0.3%
CenterPoint Energy Resources Corp., 4.50%, 01/15/21 (Call 10/15/20)	50	50,405

Health Care – Products — 0.1%
Stryker Corp., 2.63%, 03/15/21 (Call 02/15/21)	25	25,303

Home Builders — 4.4%
KB Home, 7.00%, 12/15/21 (Call 09/15/21)	175	183,720
Lennar Corp.
4.75%, 04/01/21 (Call 02/01/21)	110	111,682
6.25%, 12/15/21 (Call 06/15/21)	140	145,623
8.38%, 01/15/21	100	103,032
PulteGroup Inc., 4.25%, 03/01/21 (Call 02/01/21)	200	202,322

		746,379

1

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® 2021 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance — 2.6%
American International Group Inc., 3.30%, 03/01/21 (Call 02/01/21)	$50	$50,719
Genworth Holdings Inc.
7.20%, 02/15/21	115	115,135
7.63%, 09/24/21	215	215,462
Trinity Acquisition PLC, 3.50%, 09/15/21 (Call 08/15/21)	50	51,267

		432,583

Internet — 1.5%
Netflix Inc., 5.38%, 02/01/21	250	255,600

Iron & Steel — 0.6%
Carpenter Technology Corp., 5.20%, 07/15/21 (Call 04/15/21)	100	103,055

Lodging — 2.0%
Marriott International Inc./MD, Series N, 3.13%, 10/15/21 (Call 07/15/21)	50	50,623
Studio City Co. Ltd., 7.25%, 11/30/21 (Call 11/30/20)(a)	200	203,816
Wyndham Destinations Inc., 5.63%, 03/01/21	75	75,305

		329,744

Machinery — 0.5%
CNH Industrial Capital LLC, 4.88%, 04/01/21	50	51,222
Xylem Inc./NY, 4.88%, 10/01/21	25	26,208

		77,430

Manufacturing — 0.6%
General Electric Co., 4.65%, 10/17/21	100	104,924

Media — 6.3%
CSC Holdings LLC, 6.75%, 11/15/21	400	424,564
DISH DBS Corp., 6.75%, 06/01/21	425	439,526
TEGNA Inc., 4.88%, 09/15/21 (Call 08/31/20)(a)	100	100,100
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	50	51,259
4.13%, 02/15/21 (Call 11/15/20)	50	50,473

		1,065,922

Mining — 0.2%
Kinross Gold Corp., 5.13%, 09/01/21 (Call 06/01/21)	25	25,814

Office & Business Equipment — 2.1%
Xerox Corp., 4.50%, 05/15/21	350	355,785

Oil & Gas — 6.9%
Antero Resources Corp., 5.38%, 11/01/21 (Call 11/01/20)(c)	225	215,437
Apache Corp., 3.63%, 02/01/21 (Call 11/01/20)	150	150,120
Canadian Natural Resources Ltd., 3.45%, 11/15/21 (Call 08/15/21)	50	51,212
Energen Corp., 4.63%, 09/01/21 (Call 06/01/21)	15	15,189
EQT Corp., 4.88%, 11/15/21	125	126,600
Great Western Petroleum LLC/Great Western Finance Corp., 9.00%, 09/30/21 (Call 09/30/20)(a)	50	28,473
Marathon Petroleum Corp., 5.13%, 03/01/21	50	51,278
Occidental Petroleum Corp.
2.60%, 08/13/21	325	322,348
4.85%, 03/15/21 (Call 02/15/21)	75	75,408
Ovintiv Inc., 3.90%, 11/15/21 (Call 08/15/21)	25	25,050
QEP Resources Inc., 6.88%, 03/01/21	100	97,493

		1,158,608

Oil & Gas Services — 0.3%
Halliburton Co., 3.25%, 11/15/21 (Call 08/15/21)	50	51,200

Security	Par (000)	Value

Packaging & Containers — 1.2%
Graphic Packaging International LLC, 4.75%, 04/15/21 (Call 01/15/21)	$200	$202,112

Pharmaceuticals — 6.1%
AbbVie Inc.
2.15%, 11/19/21(a)	100	102,062
2.30%, 05/14/21 (Call 04/14/21)	75	75,986
5.00%, 12/15/21 (Call 09/16/21)(a)	100	104,820
Becton Dickinson and Co., 3.13%, 11/08/21	50	51,606
Cigna Corp., 3.40%, 09/17/21	50	51,611
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)	75	75,944
3.35%, 03/09/21	75	76,363
Elanco Animal Health Inc., 4.66%, 08/27/21	225	234,045
Mylan NV, 3.15%, 06/15/21 (Call 05/15/21)	75	76,528
Shire Acquisitions Investments Ireland DAC, 2.40%, 09/23/21 (Call 08/23/21)	175	178,521

		1,027,486

Pipelines — 5.4%
American Midstream Partners LP/American Midstream Finance Corp., 9.50%, 12/15/21 (Call 12/15/20)(a)	125	116,243
DCP Midstream Operating LP, 4.75%, 09/30/21 (Call 06/30/21)(a)	165	167,719
Energy Transfer Operating LP, 4.65%, 06/01/21 (Call 03/01/21)	75	76,372
Enterprise Products Operating LLC, 2.80%, 02/15/21	50	50,650
Kinder Morgan Energy Partners LP
3.50%, 03/01/21 (Call 01/01/21)	75	75,887
5.00%, 10/01/21 (Call 07/01/21)	25	25,942
NuStar Logistics LP, 6.75%, 02/01/21	75	76,079
Plains All American Pipeline LP/PAA Finance Corp., 5.00%, 02/01/21 (Call 11/01/20)	50	50,401
Western Midstream Operating LP, 5.38%, 06/01/21 (Call 03/01/21)	250	253,220
Williams Companies Inc. (The), 4.00%, 11/15/21 (Call 08/15/21)	25	25,861

		918,374

Real Estate Investment Trusts — 3.5%
Boston Properties LP, 4.13%, 05/15/21 (Call 02/15/21)	25	25,457
Diversified Healthcare Trust, 6.75%, 12/15/21 (Call 06/15/21)(c)	100	101,001
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.88%, 08/01/21 (Call 08/01/20)(a)	100	98,672
Service Properties Trust, 4.25%, 02/15/21 (Call 11/15/20)	7	6,975
Starwood Property Trust Inc.
3.63%, 02/01/21 (Call 11/01/20)	115	114,266
5.00%, 12/15/21 (Call 09/15/21)	235	237,942

		584,313

Retail — 5.2%
Best Buy Co. Inc., 5.50%, 03/15/21 (Call 12/15/20)	25	25,432
DriveTime Automotive Group Inc./Bridgecrest Acceptance Corp., 8.00%, 06/01/21 (Call 08/31/20)(a)(c)	100	96,817
GameStop Corp., 6.75%, 03/15/21 (Call 08/31/20)(a)	100	86,954
L Brands Inc., 6.63%, 04/01/21	150	154,687
Lowe’s Companies Inc., 3.75%, 04/15/21 (Call 01/15/21)	50	50,769
Macy’s Retail Holdings Inc., 3.45%, 01/15/21 (Call 12/15/20)(c)	165	162,574
Starbucks Corp., 2.10%, 02/04/21 (Call 01/04/21)	25	25,180
Walgreens Boots Alliance Inc., 3.30%, 11/18/21 (Call 09/18/21)	75	77,206
Yum! Brands Inc., 3.75%, 11/01/21 (Call 08/01/21)	200	203,294

		882,913

Semiconductors — 0.9%
Broadcom Inc., 3.13%, 04/15/21(a)	50	50,758

2

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® 2021 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Semiconductors (continued)
Microchip Technology Inc., 3.92%, 06/01/21	$100	$101,849

		152,607

Software — 0.3%
Activision Blizzard Inc., 2.30%, 09/15/21 (Call 08/15/21)	50	50,937

Telecommunications — 8.9%
CenturyLink Inc., Series S, 6.45%, 06/15/21	225	233,095
HC2 Holdings Inc., 11.50%, 12/01/21 (Call 12/01/20)(a)	78	73,386
Hughes Satellite Systems Corp., 7.63%, 06/15/21	375	395,419
Qwest Corp., 6.75%, 12/01/21	225	240,003
Sprint Communications Inc., 11.50%, 11/15/21	125	140,334
Sprint Corp., 7.25%, 09/15/21	300	317,016
Telefonica Emisiones SA, 5.46%, 02/16/21	50	51,300
Verizon Communications Inc., 3.45%, 03/15/21	50	50,930

		1,501,483

Transportation — 0.1%
Union Pacific Corp., 3.20%, 06/08/21	25	25,618

Trucking & Leasing — 0.5%
Fly Leasing Ltd., 6.38%, 10/15/21 (Call 10/15/20)(c)	100	92,446

Total Corporate Bonds & Notes — 99.3% (Cost: $16,752,066)		16,776,799

Short-Term Investments

Money Market Funds — 5.9%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.40%(d)(e)(f)	638	638,767

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.12%(d)(e)	354	$354,000

		992,767

Total Short-Term Investments — 5.9% (Cost: $991,824)		992,767

Total Investments in Securities — 105.2% (Cost: $17,743,890)		17,769,566

Other Assets, Less Liabilities — (5.2)%		(876,590)

Net Assets — 100.0%		$16,892,976

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,021,127	$—	$(382,943	)(a)	$(360)	$943	$638,767	638	$10,279	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	969,000	—	(615,000	)(a)	—	—	354,000	354	2,301		—

					$(360)	$943	$992,767		$12,580		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

3

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® 2021 Term High Yield and Income ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$16,776,799	$—	$16,776,799
Money Market Funds	992,767	—	—	992,767

	$992,767	$16,776,799	$—	$17,769,566

4